MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.




FUND LOGO





Quarterly Report

November 30, 1998




This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. The Fund has the ability to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




Merrill Lynch Senior Floating Rate Fund, Inc.


DEAR SHAREHOLDER

During most of the quarter ended November 30, 1998, the volatility experienced by virtually all of the world's financial markets adversely affected the performance of Merrill Lynch Senior Floating Rate Fund, Inc. The Fund had its worst quarterly decline in its eight-year history as reflected by the total return of +0.36% for the November quarter. While the high-yield loan market outperformed all other credit-related fixed-income sectors during the November quarter, it still suffered from the drying up of liquidity that affected all fixed-income markets, particularly the high-yield bond market.

The dislocation of the world financial markets was set off by the devaluation of the Russian ruble in August and further exacerbated by the resulting liquidity crisis suffered by hedge funds. Hedge funds and high-yield mutual funds that had come into the bank loan market during the last 24 months to take advantage of the lower volatility of senior bank loans suddenly became sellers of large pieces of loans. These investors were able to sell loans at a fraction of the loss that would have been incurred if they sold high-yield bonds or emerging markets debt. This put technical pressure on the price levels quoted by dealers in the bank loan market and resulted in the largest technical correction in the loan market since the Fund's inception. However, the three 25 basis point
(0.25%) easings by the Federal Reserve Board in less than two months helped to improve investor sentiment and free up liquidity. During November, spreads in the US high-yield bond market tightened by over 100 basis points from their historically wide levels in late October but the loan market's recovery did not really begin until after the close of the November quarter. The loan market lagged the bond market on the way up just as it had on the way down in September.

On a comparative basis, senior secured bank loans experienced relatively little volatility and outperformed every other credit-oriented fixed-income category during the November quarter. The pick up in refinancing volume in the non-investment grade sector in November and December prepaid some large outstanding loans and provided investors with cash to put back to work in a decidedly different new-issue market. For example, the Fund's Sprint Spectrum L.P. investment was repaid early with the proceeds of a $5.0 billion bond issue from Sprint Corporation.

Although the US economy showed surprisingly robust growth in the fourth quarter of 1998 as reflected by 3.7% gross domestic product growth, current consensus expectations are for growth to slow to less than 2.5% by the end of 1999. We do not expect a recessionary scenario, particularly if the Federal Reserve Board continues to aggressively cut short-term interest rates. Currently, inflationary pressures remain contained, supported by the report showing moderate growth in wages along with low unemployment figures. We expect the loan market to continue to experience improving technicals as the demand side of the equation continues to outpace new issuance. The market dislocation in October and November served to reduce the amount of new issuance in the fourth calendar quarter to very low levels compared to a year earlier. This, in tandem with the strong cash flows into the loan market, could continue to improve the secondary bid levels.

At November 30, 1998, over 98% of the Fund's investments in corporate loans were accruing interest at a spread above the London Interbank Offered Rate (LIBOR), the rate that major international banks charge each other for dollar-denominated deposits outside the United States. Historically, LIBOR has tracked very closely with other US short-term interest rates, particularly the Federal Funds rate. Meanwhile, the three-month LIBOR traded down with the Federal Reserve Board easings during the three-month period ended November 30, 1998. The average number of days to LIBOR reset on the Fund's investments was 34 days at the end of the November quarter.

The three Federal Reserve Board easings were reflected in the Fund's yield by the end of the year as the Fund's investments moved through their LIBOR resets. The lower LIBOR has been somewhat offset by the higher spread over LIBOR that loan investors are demanding in this environment. The Fund's yield typically reflects any sustained movement in short-term interest rates within a one-month--two-month period, depending on the Fund's cash position.


Fund Performance
With this interest rate environment and economic growth as a backdrop, Merrill Lynch Senior Floating Rate Fund, Inc. ended the
November quarter with approximately $3.0 billion out of $3.3 billion, or 90.1%, of its net assets committed for investment in corporate loan interests. Assets not invested in loan interests were invested in high-quality, short-term securities.


Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


The Fund's effective net annualized yield for the quarter ended November 30, 1998 was 6.72%, compared to a yield of 6.93% for the same period a year earlier. The Fund's net asset value moved down during the November quarter in response to the drop in dealer quotes across the board as hedge funds and high-yield mutual funds sold bank loans to create more liquidity during the market downturn. During the three-month period ended November 30, 1998, the Fund earned $0.165 per share income dividends, representing a net annualized yield of 6.72%, based on a month-end per share net asset value of $9.84. For the quarter ended November 30, 1998, the Fund's total investment return was +0.36%, based on a change in net asset value from $9.97 to $9.84, and assuming reinvestment of $0.166 per share income dividends. Since inception (November 3, 1989) through November 30, 1998, the Fund's total investment return was +83.73%, based on a change in per share net asset value from $10.00 to $9.84, and assuming reinvestment of $6.249 per share income dividends.


Investment Activities
During the November quarter, we focused on the better-priced new-issue market where transactions were available at yields relative to LIBOR that were 100 basis points--150 basis points greater than was the case in July. The transactions were also much more conservatively structured with lower leverage and higher interest coverage as investors became more demanding in the face of a potentially slowing US economy. As a result, many of the high-yield loans brought to market in the fourth quarter are now trading above par. During the three-month period ended November 30, 1998, the Fund's investment strategy remained unchanged: to invest in leveraged transactions in which borrowers have strong market shares, experienced managements, consistent cash flows and appropriate risk/reward characteristics in the form of its floating rate spreads over the prime rate of LIBOR. In addition, we look for companies with significant underlying asset and franchise value, strong capital structures and equity sponsors that support their investments. Recent investments that fit this investment philosophy included Scotts Company, Stryker Corporation and Superior Telecom's purchase of Essex Corporation.

We took the opportunity to reposition the portfolio during the November quarter by selling lower-coupon loans (lower spreads over LIBOR) to raise cash for what we viewed as better-priced new issues. As evidenced by the number of investments in the Fund, it has become more diversified by sector and by actual number of issuers. This is in part by design to help lessen credit exposure to any one holding. It also reflects the number of investors in the loan market today, which results in smaller allocations, continued strong demand and improved liquidity. Since the beginning of the correction in August, investors who are increasingly concerned with the market quotes on their loans have been more focused on demanding sufficient initial pricing so that a loan will trade well. We expect these trends to continue even as new money comes into the market in the first quarter of 1999.

As of November 30, 1998, the Fund was invested in 202 different borrowers across 48 industries. See the "Portfolio Information" section of this report to shareholders on page 3, which provides listings of the Fund's ten largest holdings and five largest industries as of November 30, 1998.

As difficult as the period was for the loan market and the Fund, their performances illustrate the high-yield loan market's ability to weather market fluctuations with less volatility than the high-yield bond market. This attribute continues to draw many new institutional buyers to the loan market. When there was almost no liquidity during the recent turmoil and many markets lost their ability to price transactions, the loan market maintained bids for most generally syndicated transactions, albeit at lower levels. We believe this relative stability will continue to improve the technical conditions in the market and provide the opportunity to improve the Fund's total return potential over the next six months.


In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating
Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(R. Douglas Henderson)
R. Douglas Henderson
Senior Vice President and Portfolio Manager



January 25, 1999





Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998




THE BENEFITS AND RISKS OF LEVERAGING

Merrill Lynch Senior Floating Rate Fund, Inc. (the "Fund") has the ability to utilize leverage through the borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the return earned by the Fund on its longer-term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding port-folio investments, the Fund's Common Stock shareholders are the beneficiaries of the incremental yield. Should the differential between the under-lying interest rates narrow, the incremental yield "pick up" will be reduced. Furthermore, if long-term interest rates rise, the Common Stock's net asset value will reflect the full decline in the entire portfolio holdings resulting therefrom since the assets obtained from leverage do not fluctuate.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue the Preferred Stock) may reduce the Common Stock's yield and negatively impact its market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced. In this case, the Fund may nevertheless decide to maintain its leveraged position in order to avoid capital losses on securities purchased with leverage. However, the Fund will not generally utilize leverage if it anticipates that its leveraged capital structure would result in a lower rate of return for its Common Stock than would be obtained if the Common Stock were unleveraged for any significant amount of time.



PORTFOLIO INFORMATION


As of November 30, 1998


Quality Ratings*                       Percent of
S&P/Moody's                       Long-Term Investments

AAA/Aaa                                    15.7%
A/A                                         0.3
BBB/Baa                                     0.1
BB/Ba                                      25.8
B/B                                        14.7
CCC/Caa                                     1.1
NR (Not Rated)                             42.3

[FN]
*In cases where bonds are rated differently by Standard & Poor's
 Corp. and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.


Ten Largest Senior Secured              Percent of
Floating Rate Loan Interests           Total Assets

Riverwood International Corp.               2.7%
Lyondell Petrochemical Co.                  2.1
Starwood Hotels & Resorts Trust             2.1
AMF Group, Inc.                             1.9
Stone Container Corp.                       1.9
Marcus Cable Operating Co.                  1.7
Chancellor Media Corp.                      1.4
Omnipoint Communications Corp.              1.3
Huntsman Corp.                              1.3
Cellular, Inc.                              1.3


                                        Percent of
Five Largest Industries                Total Assets

Paper                                       7.1%
Chemicals                                   6.7
Health Services                             6.5
Wireless Telecommunications                 6.3
Cable TV Services                           4.6



Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Advertising--0.4%  NR++     Ba2    $11,800,000  Outdoor Systems, Inc., Term, due
                                                6/30/2004                                   $   11,778,707   $   11,741,000

Aerospace--0.5%    NR++     NR++    11,000,000  Hexcel Corp., Term B, due 6/30/2005             10,986,580       10,890,000
                   NR++     Ba3      4,613,971  K & F Industries, Term B, due 10/15/2005         4,613,971        4,544,761
                                                                                            --------------   --------------
                                                                                                15,600,551       15,434,761

Agriculture--0.3%  NR++     NR++     9,970,000  Seminis, Term B, due 12/31/2003                  9,970,000        9,970,000

Air                                             Continental Airlines, Inc.:
Transportation--   BB-      NR++     8,258,819     Term A, due 7/31/2002                         8,258,819        8,258,819
0.4%               BB-      NR++     6,314,667     Term B, due 7/31/2003                         6,314,667        6,314,667
                                                                                            --------------   --------------
                                                                                                14,573,486       14,573,486

Aircraft &         NR++     Ba3      7,349,251  Evergreen International Aviation, Inc.,
Parts--1.1%                                     Term B, due 5/31/2003                            7,320,270        7,252,792
                   NR++     NR++    20,234,375  Gulfstream Aerospace Corp., Term, due
                                                9/30/2002                                       20,206,443       19,981,445
                   NR++     NR++     2,251,599  Technetics, Term, due 6/20/2002                  2,251,599        2,251,599
                   NR++     NR++     5,794,051  WesternSky Industries, Term, due 7/31/2003       5,794,051        5,794,051
                                                                                            --------------   --------------
                                                                                                35,572,363       35,279,887

Amusement &                                     AMF Group, Inc.:
Recreational       NR++     B+      39,568,042     Axel A, due 5/03/2003                        39,720,085       38,430,460
Services--4.9%     NR++     B+      25,493,251     Axel B, due 5/01/2004                        25,573,939       24,760,319
                   NR++     B+       5,251,201     Term, due 3/31/2002                           5,240,701        5,100,229
                   NR++     B1       2,000,000  ASC East Inc., Term, due 5/31/2006               1,998,176        1,990,000
                   NR++     B1       5,000,000  ASC West Inc., Term, due 5/31/2006               4,995,441        4,975,000
                                                Amfac Resorts, Inc.:
                   NR++     NR++     2,475,000     Term B, due 9/30/2004                         2,475,000        2,475,000
                   NR++     NR++     2,475,000     Term C, due 9/30/2005                         2,475,000        2,475,000
                                                KSL Recreation Group, Inc.:
                   NR++     B2      12,454,545     Revolving Credit, due 4/30/2004              12,454,545       12,330,000
                   BB-      NR++    10,890,000     Term A, due 4/30/2005                        10,929,784       10,753,875
                   B+       B1      10,890,000     Term B, due 4/30/2006                        10,930,405       10,821,938
                   B+       NR++     4,975,000  Kerastotes, Term B, due 12/31/2004               4,975,000        4,975,000
                                                Metro Goldwyn Mayer Co.:
                   NR++     Ba2      4,000,000     Term A, due 12/31/2005                        3,982,031        3,860,000
                   BB+      Ba2     17,500,000     Term B, due 12/31/2006                       17,477,144       17,084,375
                   NR++     Ba3      4,527,163  Premier Parks Inc., Term C, due 3/21/2006        4,525,039        4,470,573
                   NR++     Ba3     13,463,783  Six Flags Entertainment Corp., Term B,
                                                due 11/03/2004                                  13,457,569       13,362,804
                   NR++     NR++     4,200,000  Video Update Inc., Term B, due 4/30/2003         4,200,000        4,200,000
                                                                                            --------------   --------------
                                                                                               165,409,859      162,064,573

Apparel--1.3%                                   Arena Brands, Inc.:
                   NR++     NR++     1,379,722     Revolving Credit, due 6/01/2002               1,379,722        1,379,722
                   NR++     NR++     3,730,551     Term A, due 6/01/2002                         3,730,551        3,730,551
                   NR++     NR++     7,180,553     Term B, due 6/01/2002                         7,180,553        7,180,553
                   NR++     NR++     3,250,000  CS Brooks Canada, Inc., Term, due
                                                6/25/2006                                        3,233,821        3,225,625
                   NR++     NR++     4,987,500  Cluett American Corp., Term B, due
                                                5/18/2005                                        4,982,760        4,950,094
                   NR++     NR++     9,500,000  Humphreys Inc., Term B, due 1/15/2003            9,500,000        9,500,000



Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Apparel            NR++     NR++   $ 4,800,000  Renfro Corp., Term B, due 11/15/2003        $    4,800,000   $    4,800,000
(concluded)                                     Walls Industries:
                   NR++     NR++     1,228,723     Term B, due 2/28/2005                         1,228,723        1,228,723
                   NR++     NR++     1,699,468     Term C, due 2/28/2006                         1,699,468        1,699,468
                   BB-      Ba3      6,111,000  William Carter Co. (The), Term, due
                                                10/31/2003                                       6,087,864        6,088,084
                                                                                            --------------   --------------
                                                                                                43,823,462       43,782,820

Automotive                                      American Axel:
Equipment--3.7%    NR++     NR++     5,100,000     Revolving Credit, due 10/31/2005              5,100,000        4,993,500
                   NR++     NR++    21,000,000     Term B, due 3/31/2007                        21,033,964       20,783,437
                   NR++     NR++     9,625,247  Breed Technologies, Inc., Term B, due
                                                4/27/2006                                        9,625,247        9,625,247
                   NR++     Ba3      8,376,000  CSK Automotive, Term, due 10/31/2003             8,368,738        8,239,890
                   BB-      B1      11,000,000  Collins & Aikman Corp., Term B, due
                                                6/30/2005                                       10,994,801       10,917,500
                   NR++     Ba2     11,922,000  Exide Corporation, Term B, due 3/19/2005        11,922,000       11,623,950
                   NR++     NR++    37,500,000  Federal Mogul Corp., Term B, due
                                                12/31/2005                                      37,500,000       37,031,250
                   NR++     B1      13,326,395  Johnstown America Industrial, Inc.,
                                                Term B, due 3/31/2003                           13,282,080       13,193,131
                                                Safelite Glass Corp.:
                   BB-      B2       3,750,000     Term B, due 12/31/2003                        3,744,970        3,675,000
                   BB-      B2       3,750,000     Term C, due 12/31/2004                        3,744,870        3,675,000
                                                                                            --------------   --------------
                                                                                               125,316,670      123,757,905

Broadcast--        BB-      Ba2     51,891,429  Chancellor Media Corp., Term, due
Radio & TV--2.5%                                6/26/2004                                       51,737,192       50,464,414
                   NR++     NR++    10,000,000  Emmis Communications, Term, due 2/28/2007       10,000,000        9,956,250
                   NR++     NR++     8,095,652  Latin Communications, Term, due 3/31/2004        8,095,652        8,095,652
                   NR++     NR++     4,625,000  Retlaw Broadcasting, Term, due 3/31/2006         4,614,044        4,620,375
                   NR++     Ba3      5,000,000  Sinclair Broadcasting, Term, due 12/31/2004      4,990,541        4,912,500
                   NR++     NR++     3,750,000  Spartan Communications, Term B, due
                                                6/30/2005                                        3,750,000        3,750,000
                                                                                            --------------   --------------
                                                                                                83,187,429       81,799,191

Building &         NR++     NR++     2,509,281  Fenway Holdings, Inc., Term B, due
Construction--                                  9/15/2002                                        2,509,281        2,509,281
0.1%

Building           NR++     Ba3      3,202,862  Amerimax, Term C, due 6/30/2004                  3,202,862        3,202,862
Materials--2.0%                                 Behr Process Corp.:
                   NR++     NR++     4,088,496     Term B, due 3/31/2004                         4,083,924        4,055,277
                   NR++     NR++     2,725,664     Term C, due 3/31/2005                         2,722,512        2,703,518
                   NR++     NR++    11,898,000  Dal Tile International, Inc., Term B,
                                                due 12/31/2003                                  11,849,171       11,377,463
                   NR++     NR++     5,000,000  Dayton Superior Corp., Term, due 9/29/2005       5,000,000        4,981,250
                   NR++     Ba3      2,052,281  Euramax Holdings Ltd., Term B, due 6/30/2004     2,052,281        2,052,281
                   NR++     B1       4,971,429  Falcon Building Products, Inc., Term,
                                                due 6/30/2005                                    4,954,203        4,927,929
                   NR++     Ba3     29,749,582  National Gypsum Co., Term B, due 9/20/2003      29,707,385       29,433,492
                                                Panolam Industries:
                   NR++     NR++       439,875     Term A, due 11/01/2003                          439,875          439,875
                   NR++     NR++     2,804,528     Term B, due 11/01/2005                        2,804,528        2,804,527
                   NR++     NR++     1,602,587     Term C, due 11/01/2006                        1,602,587        1,602,587
                                                                                            --------------   --------------
                                                                                                68,419,328       67,581,061



Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Cable TV           NR++     NR++   $ 5,000,000  Avalon Cable, Term B, due 10/31/2006        $    4,962,713   $    4,975,000
Services--5.0%     NR++     NR++    24,253,125  Chelsea Communications, Term B, due
                                                9/30/2004                                       24,170,060       24,101,543
                   NR++     B1       5,000,000  Classic Cable, Inc., Term, due 10/31/2007        4,995,098        4,950,000
                   B+       Ba3      9,478,409  Intermedia Partners IV, Inc., Term, due
                                                1/01/2005                                        9,459,952        9,374,739
                   B+       Ba3      7,500,000  Intermedia Partners VI, Inc., Term B, due
                                                12/31/2007                                       7,492,812        7,403,906
                                                Marcus Cable Operating Co.:
                   NR++     NR++    25,375,000     Term A, due 12/31/2002                       25,306,967       25,184,688
                   NR++     NR++    12,495,000     Term B, due 4/30/2004                        12,328,102       12,401,288
                   NR++     NR++    22,540,000     Term B2, due 4/30/2004                       22,483,687       22,370,950
                   NR++     NR++    17,000,000  Triax Midwest, Term B, due 6/30/2007            17,000,000       17,000,000
                   NR++     Ba2     38,958,819  Viacom, Inc., Term, due 7/01/2002               38,917,437       38,179,642
                                                                                            --------------   --------------
                                                                                               167,116,828      165,941,756

Casino--0.4%                                    Alliance Gaming Corp.:
                   NR++     B1      10,403,674     Term B, due 1/31/2005                        10,403,674       10,403,674
                   NR++     B1       4,155,750     Term C, due 7/31/2005                         4,155,750        4,155,750
                                                                                            --------------   --------------
                                                                                                14,559,424       14,559,424

Chemicals--7.3%    NR++     NR++    12,500,000  AOC LLC, Term B, due 9/30/2006                  12,469,371       12,312,500
                   NR++     NR++     4,488,750  CII Carbon LLC, Term, due 6/25/2008              4,484,370        4,449,473
                   NR++     NR++    11,254,869  Cedar Chemical, Term B, due 10/31/2003          11,192,533      11,226,732
                   NR++     NR++    10,000,000  Epsillon, Term B, due 12/31/2005                10,000,000       10,000,000
                   NR++     Ba3      3,777,778  Foamex International PLC, Revolving Credit,
                                                due 6/30/2003                                    3,777,778        3,740,000
                   NR++     NR++     5,985,000  General Chemical Group, Term B, due 6/15/2006    5,985,000        5,985,000
                   NR++     NR++    10,000,000  HSC Holdings, Term B, due 3/31/2006              9,985,730        9,950,000
                                                Huntsman Corp.:
                   NR++     Ba2     20,738,584     Term, due 9/30/2003                          20,726,626       20,427,505
                   NR++     Ba2      4,900,000     Term A, due 12/31/2002                        4,900,000        4,826,500
                   NR++     Ba2      7,516,667     Term B, due 6/30/2004                         7,516,667        7,403,917
                   NR++     Ba2     13,033,333     Term C, due 12/31/2005                       12,996,422       12,854,125
                                                Huntsman Specialty Chemicals:
                   NR++     Ba2      4,900,000     Term B, due 3/15/2004                         4,896,545        4,867,844
                   NR++     Ba2      4,900,000     Term C, due 3/15/2005                         4,896,539        4,867,844
                                                Lyondell Petrochemical Co.:
                   NR++     NR++    15,000,000     Term A, due 6/30/2003                        14,992,824       14,137,500
                   NR++     NR++    41,900,000     Term B, due 6/30/2005                        41,863,245       40,852,500
                   NR++     NR++    21,400,000     Term C, due 5/22/2006                        21,507,000       20,865,000
                   NR++     B1       7,900,000  Pioneer Americas Acquisition Corp., Term,
                                                due 12/05/2006                                   7,900,000        7,900,000
                   BB-      Ba3      4,980,000  Polymer Group, Inc., Term B, due
                                                12/20/2005                                       4,980,000        4,945,763
                   NR++     Ba3     23,940,874  Sterling Chemicals, Inc., Term B, due
                                                9/30/2004                                       23,846,146       23,402,204
                   NR++     NR++    10,000,000  Sybron Chemical, Term B, due 7/31/2004          10,000,000       10,000,000
                   NR++     Ba3      6,335,466  Texas Petrochemicals Corp., Term B, due
                                                6/30/2004                                        6,316,827        6,319,627
                                                                                            --------------   --------------
                                                                                               245,233,623      241,334,034

Computer-Related   NR++     Ba3     16,911,667  Fairchild Semiconductors Corp., Term C,
Services &                                      due 3/11/2003                                   16,911,667       16,911,667
Products--0.5%


Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Consumer           NR++     B1     $ 8,391,136  Amscan Holdings, Inc., Axel, due
Products--1.9%                                  12/31/2004                                  $    8,391,136   $    8,223,313
                   B+       Ba3      4,472,222  Boyds Collection Ltd., Term B, due
                                                4/21/2005                                        4,461,744        4,427,500
                                                E & S Holdings Co.:
                   NR++     B1       3,261,177     Revolving Credit, due 9/30/2003               3,261,176        2,511,106
                   NR++     B1         912,753     Term A, due 9/30/2003                           881,514          702,820
                                                Hedstrom Corp.:
                   NR++     B1       2,482,759     Revolving Credit, due 6/30/2003               2,482,759        2,482,759
                   NR++     B1       4,637,931     Term A, due 6/30/2003                         4,637,931        4,637,931
                   BB-      Ba2     14,812,726  Playtex Family Products Inc., Term B,
                                                due 9/15/2003                                   14,751,779       14,516,471
                   NR++     NR++     7,209,568  RTI Funding Corp. (Ritvik Toys), Term B,
                                                due 2/07/2003                                    7,161,177        5,947,894
                   BB-      Ba3     14,925,000  Revlon Consumer Products Corp., Term,
                                                5/30/2002                                       14,925,000       14,925,000
                   NR++     NR++     4,500,000  Samsonite Corp., Term, due 6/24/2005             4,494,591        4,393,125
                                                                                            --------------   --------------
                                                                                                65,448,807       62,767,919

Defense--0.2%                                   United Defense Industries, Inc.:
                   NR++     B1       3,154,841     Term A, due 10/06/2003                        3,169,039        3,087,801
                   NR++     B1       1,196,698     Term B, due 10/06/2005                        1,196,698        1,179,495
                   NR++     B1       1,072,616     Term C, due 10/06/2006                        1,072,616        1,057,197
                                                                                            --------------   --------------
                                                                                                 5,438,353        5,324,493

Diversified--      NR++     NR++    25,000,000  Bridge Inform, Term B, due 5/29/2005            24,940,894       24,812,500
0.7%

Drilling--0.1%     BB+      Ba3      3,695,862  Rigco North America, Term, due 3/30/1999         3,695,862        3,695,862

Drug/Proprietary   NR++     NR++     4,962,500  Duane Reade Co., Term B, due 2/15/2005           4,948,321        4,937,688
Stores--0.1%

Electronics/       NR++     Ba3      6,458,750  Amphenol Corp., Term B, due 5/19/2006            6,562,142        6,380,034
Electrical         NR++     NR++     5,466,667  Communications & Power II Acquisition
Components--                                    Corp., Term B, due 8/11/2002                     5,433,699        5,418,833
2.3%               B+       NR++     5,500,000  Details Inc., Term B, due 4/22/2005              5,493,332        5,486,250
                                                Dictaphone Corp.:
                   B-       B3         941,834     Revolving Credit, due 3/31/2001                 941,834          901,806
                   B-       B1       7,750,000     Term C, due 6/30/2003                         7,683,791        7,517,500
                   BB-      Ba3     19,844,237  International Wire Group, Inc., Term B,
                                                due 9/30/2003                                   19,828,232       19,571,378
                   NR++     Ba3      6,838,301  Neopost, Term C, due 6/24/2006                   6,838,301        6,838,301
                   NR++     NR++    18,000,000  SPX Corporation, Term B, due 9/30/2006          17,911,173       18,000,000
                   NR++     Ba3      6,959,615  Telex Communications, Inc., Term B, due
                                                11/30/2004                                       6,944,850        6,724,728
                                                                                            --------------   --------------
                                                                                                77,637,354       76,838,830

Energy--0.6%       NR++     Ba2     11,000,000  Clark Refining & Marketing, Term, due
                                                11/15/2004                                      11,000,000       10,615,000
                                                Perf-O-Log:
                   NR++     NR++     1,556,420     Term, due 8/11/2003                           1,556,420        1,556,420
                   NR++     NR++     4,140,000     Term B, due 8/11/2003                         4,140,000        4,140,000
                   NR++     NR++     1,243,750     Term C, due 8/11/2003                         1,243,750        1,243,750
                   NR++     NR++     1,785,714     Term D, due 12/31/2004                        1,785,714        1,785,714
                   NR++     NR++       714,286     Term E, due 12/31/2004                          714,286          714,286
                                                                                            --------------   --------------
                                                                                                20,440,170       20,055,170


Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Financial                                       Outsourcing Solutions, Inc.:
Services--1.2%     NR++     B1     $ 4,000,623     Term B, due 10/15/2003                   $    3,997,503   $    3,945,614
                   NR++     B1      37,374,992     Term C, due 10/15/2004                       37,374,992       36,861,086
                                                                                            --------------   --------------
                                                                                                41,372,495       40,806,700

Food & Kindred                                  Del Monte Corp.:
Products--2.2%     NR++     B2       2,945,455     Revolving Credit, due 3/31/2003               2,945,455        2,882,864
                   NR++     B2       3,133,636     Term A, due 3/31/2003                         3,133,636        3,090,549
                   NR++     B2       2,565,185     Term B, due 3/31/2005                         2,565,100        2,544,342
                                                Imperial Holly Corp.:
                   BB-      Ba3      6,533,205     Term A, due 12/31/2003                        6,533,205        6,533,205
                   NR++     B1       5,278,278     Term B, due 12/31/2005                        5,278,278        5,278,278
                                                International Homefoods, Inc.:
                   NR++     Ba3        618,280     Revolving Credit, due 11/21/2001                618,280          613,836
                   NR++     Ba3      3,169,355     Term A, due 11/21/2001                        3,167,556        3,154,498
                   NR++     Ba3     16,941,333     Term B, due 10/31/2005                       16,964,594       16,771,920
                                                Snapple Beverage Corp.:
                   BB-      Ba3      7,337,050     Term B, due 6/01/2004                         7,305,783        7,309,536
                   BB-      Ba3      7,337,050     Term C, due 6/01/2005                         7,304,827        7,309,536
                                                Specialty Foods, Inc.:
                   NR++     Ba3      2,372,542     Revolving Credit, due 1/31/2000               2,372,542        2,336,954
                   NR++     Ba3      6,310,278     Term, due 1/31/2000                           6,269,593        6,215,624
                                                Volume Services:
                   NR++     B2       6,588,200     Term B, due 12/31/2002                        6,588,200        6,588,200
                   NR++     B2       3,293,917     Term C, due 12/31/2003                        3,293,917        3,293,917
                                                                                            --------------   --------------
                                                                                                74,340,966       73,923,259

Funeral Homes &    NR++     Ba1     21,671,764  Loewen Group Capital, Term, due 7/15/2000       21,671,764       21,671,764
Parlors--1.3%      BB-      NR++    14,666,667  Prime Succession Inc., Axel, due 8/01/2003      14,626,377       14,556,667
                   BB       NR++     6,767,295  Rose Hills Co., Axel A, due 12/01/2003           6,754,268        6,729,229
                                                                                            --------------   --------------
                                                                                                43,052,409       42,957,660

Furniture &        NR++     NR++    10,000,000  Furniture Brands, Term, due 6/27/2007           10,000,000        9,884,375
Fixtures--1.0%                                  Sealy Mattress:
                   B+       Ba3      3,019,394     Axel B, due 12/15/2004                        3,016,016        2,985,426
                   B+       Ba3      2,174,546     Axel C, due 12/15/2005                        2,172,063        2,150,082
                   B+       Ba3      2,778,788     Axel D, due 12/15/2006                        2,775,567        2,747,527
                   B+       Ba3      9,166,667     Term A, due 12/15/2003                        9,223,958        9,029,167
                                                Simmons Co.:
                   NR++     NR++     2,142,857     Term B, due 10/29/2005                        2,132,243        2,137,500
                   NR++     NR++     5,357,143     Term C, due 10/29/2006                        5,330,563        5,343,750
                                                                                            --------------   --------------
                                                                                                34,650,410       34,277,827

Grocery--1.8%      NR++     NR++    10,400,000  Big V Supermarkets, Inc., Term B,
                                                due 3/15/2000                                   10,360,686       10,322,000
                   NR++     NR++    39,079,300  Fred Meyer, Term, due 2/28/2003                 38,831,692       38,200,015
                   NR++     NR++     4,500,000  Grand Union Co., Term, due 8/17/2003             4,495,696        4,455,000
                                                Star Acquisition Co., Inc.:
                   B        Ba3      3,455,179     Term B, due 12/31/2001                        3,446,536        3,424,946
                   B        Ba3      2,588,164     Term C, due 12/31/2002                        2,580,577        2,565,517
                                                                                            --------------   --------------
                                                                                                59,715,187       58,967,478


Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Health Services--                               Alaris Medical Systems, Inc.:
7.0%               NR++     B1     $ 3,617,762     Term A, due 8/01/2002                    $    3,631,834   $    3,581,585
                   NR++     B1       3,044,053     Term B, due 11/01/2003                        3,041,200        3,023,126
                   NR++     B1       3,044,053     Term C, due 11/01/2004                        3,041,006        3,023,126
                   NR++     B1       2,857,505     Term D, due 5/01/2005                         2,855,867        2,837,860
                   NR++     Ba3      5,666,667  Arterial Vascular Engineering Inc., Term B,
                                                due 9/30/2004                                    5,661,111        5,638,333
                   NR++     NR++     3,811,646  Columbia Healthcare Corp., Term A, due
                                                2/25/2002                                        3,802,793        3,785,441
                                                Community Health Systems, Inc.:
                   NR++     NR++    16,027,397     Term B, due 12/31/2003                       15,967,457       15,947,260
                   NR++     NR++    16,027,397     Term C, due 12/31/2004                       15,963,960       15,947,260
                   NR++     NR++    12,020,548     Term D, due 12/31/2005                       11,970,986       11,960,445
                                                Dade International, Inc.:
                   NR++     B1       4,059,977     Term A, due 12/31/2001                        4,070,127        4,026,990
                   NR++     B1       4,193,154     Term B, due 12/31/2002                        4,184,630        4,169,567
                   NR++     B1       4,193,153     Term C, due 12/31/2002                        4,183,797        4,169,567
                   NR++     B1       2,743,068     Term D, due 12/31/2004                        2,729,777        2,727,639
                   NR++     NR++     7,357,143  Endo Pharmaceuticals, Term B, due 6/30/2004      7,344,587        7,265,179
                   NR++     NR++     6,499,775  Extendicare Health, Inc., Term B, due
                                                12/31/2004                                       6,499,775        6,499,775
                                                FHC Health Systems:
                   NR++     NR++     2,736,250     Axel B, due 4/30/2005                         2,730,576        2,695,206
                   NR++     NR++     2,736,250     Axel C, due 4/30/2006                         2,730,520        2,695,206
                                                Genesis Health Ventures, Inc.:
                   NR++     Ba3      5,711,095     Term B, due 9/30/2004                         5,701,147        5,586,165
                   NR++     Ba3      5,697,880     Term C, due 6/01/2005                         5,687,758        5,573,239
                                                Integrated Health Services, Inc.:
                   NR++     Ba3     22,500,000     Term B, due 9/15/2003                        22,500,000       22,500,000
                   NR++     Ba3     10,000,000     Term C, due 12/31/2005                       10,000,000       10,000,000
                   NR++     NR++     7,000,000  MEDIQ PRN Life Support Services, Term, due
                                                6/30/2006                                        6,993,301        6,925,625
                                                Magellen Health Services:
                   NR++     Ba3      5,000,000     Term B, due 2/12/2005                         4,993,169        4,875,000
                   NR++     Ba3      5,000,000     Term C, due 2/12/2006                         4,993,056        4,875,000
                                                Medical Specialties:
                   NR++     NR++    12,845,454     Axel, due 6/30/2004                          12,782,601       12,331,637
                   NR++     NR++     4,418,182     Term, due 6/30/2001                           4,402,002        4,241,455
                                                Multicare Companies, Inc.:
                   NR++     B1       4,702,500     Term B, due 9/30/2004                         4,694,152        4,634,902
                   NR++     B1       1,563,542     Term C, due 6/01/2005                         1,560,745        1,541,066
                                                Paracelsus HealthCare Corp.:
                   NR++     NR++     1,362,667     Term A, due 3/31/2003                         1,356,399        1,360,963
                   NR++     NR++     2,000,000     Term B, due 3/31/2004                         1,990,631        1,998,750
                                                Paragon Health Network, Inc.:
                   NR++     Ba3      7,500,000     Term B, due 3/31/2005                         7,493,334        7,321,875
                   NR++     Ba3      7,500,000     Term C, due 3/31/2006                         7,493,196        7,321,875
                                                Sun Healthcare Group, Inc.:
                   NR++     Ba3      5,504,771     Term B, due 11/12/2004                        5,497,535        5,367,152
                   NR++     Ba3      5,504,771     Term C, due 11/12/2005                        5,497,360        5,367,152
                   NR++     NR++    22,275,000  Total Renal Care, Term, due 3/31/2008           22,248,292       21,968,719
                                                                                            --------------   --------------
                                                                                               236,294,681      233,784,140


Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Hotels &           NR++     NR++   $ 7,125,000  Meristar Hospitality, Term B, due
Motels--3.0%                                    1/31/2004                                   $    7,116,530   $    7,035,937
                   NR++     NR++    19,983,333  Patriot American Hospitality, Term B,
                                                due 3/31/2003                                   19,983,333       19,983,333
                   NR++     NR++    75,000,000  Starwood Hotels & Resorts Trust, Term,
                                                due 2/23/2003                                   74,933,676       74,062,500
                                                                                            --------------   --------------
                                                                                               102,033,539      101,081,770

Industrial         NR++     NR++    26,177,876  Elis/Omni Services, Inc. Axel, due 10/30/2005   26,325,624       25,654,320
Services--0.8%

Insurance--0.1%                                 BRW Acquisition:
                   NR++     NR++     2,500,000     Term B, due 7/09/2006                         2,500,000        2,500,000
                   NR++     NR++     2,500,000     Term C, due 7/09/2007                         2,500,000        2,500,000
                                                                                            --------------   --------------
                                                                                                 5,000,000        5,000,000

Leasing &          NR++     NR++     7,250,000  Panavision, Term B, due 3/31/2005                7,250,000        7,250,000
Rental                                          Renters Choice:
Services--1.2%     NR++     NR++     6,434,666     Term B, due 1/31/2006                         6,419,691        6,305,973
                   NR++     NR++     7,983,735     Term C, due 1/31/2007                         7,964,774        7,824,061
                   NR++     NR++    20,000,000  United Rentals Inc., Term, due 6/30/2005        19,980,857       19,750,000
                                                                                            --------------   --------------
                                                                                                41,615,322       41,130,034

Manufacturing--    B3       B+       4,750,000  Alliance Laundry Systems, Term, due
1.8%                                            6/30/2005                                        4,750,000        4,750,000
                   NR++     NR++     9,685,714  Channel Master, Term, due 10/10/2005             9,685,714        9,685,714
                   NR++     NR++     7,500,000  Environmental, Term B, due 9/30/2005             7,475,136        7,481,250
                   NR++     NR++     9,500,000  Goodman Manufacturing, Term B, due
                                                7/31/2005                                        9,490,876        9,375,312
                   BB-      Ba2      6,900,000  Grove Worldwide, Term B, due 4/28/2006           6,893,471        6,787,875
                   NR++     NR++     5,000,000  Metokote Corp., Term B, due 11/02/2005           4,962,639        4,990,625
                   NR++     NR++     8,139,082  Polyfibron Technologies, Term B, due
                                                12/29/2003                                       8,139,082        8,139,082
                   NR++     NR++     4,982,143  Russell Stanley, Term B, due 6/30/2005           4,982,143        4,982,143
                                                WEC Company:
                   NR++     NR++     2,916,667     Term B, due 9/30/2005                         2,916,667        2,916,667
                   NR++     NR++     2,083,333     Term C, due 9/30/2006                         2,083,333        2,083,333
                                                                                            --------------   --------------
                                                                                                61,379,061       61,192,001

Measuring,         NR++     NR++     7,398,389  CHF/Ebel USA, Inc., Term B, due 9/30/2001        7,398,389        7,398,389
Analyzing &
Controlling
Instruments--0.2%

Metals &           B+       Ba3      9,957,143  Acme Metals, Inc., Term, due 12/01/2005          9,957,143        8,139,964
Mining--4.0%       B+       NR++     4,995,357  Adience, Inc., Term B, due 4/15/2005             4,995,357        4,995,357
                   NR++     Caa      3,664,097  Alliance Coal, Term B, due 12/31/2002            3,651,135        3,609,136
                                                Centennial Resources:
                   NR++     NR++       706,201     Revolving Credit, due 6/30/1999                 706,201          702,670
                   NR++     NR++     1,961,538     Term A, due 3/31/2002                         1,946,578          419,279
                   NR++     NR++     5,105,769     Term B, due 12/31/2003                        5,062,590        1,091,358



Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Metals &           NR++     NR++   $ 6,000,000  Handy & Harman, Term B, due 7/30/2006       $    5,985,456   $    5,917,500
Mining                                          Ispat Inland LP:
(concluded)        NR++     NR++    19,451,250     Term B, due 7/15/2005                        19,306,518       17,895,150
                   NR++     NR++    19,451,250     Term C, due 7/15/2006                        19,306,308       17,895,150
                   NR++     Ba3     14,884,615  Koppers Industries, Term B, due 12/01/2004      14,867,647       14,847,404
                   NR++     Ba3      8,500,000  Neenah Foundry, Term B, due 9/30/2005            8,492,055        8,478,750
                   NR++     NR++    31,000,000  Ormet Corporation, Term, due 8/15/2008          31,000,000       31,000,000
                   NR++     NR++     9,230,769  P & L Coal Holdings, Term B, due 6/30/2006       9,230,769        9,069,231
                   NR++     Ba2     10,086,667  UCAR Global Enterprises, Term B, due
                                                12/31/2002                                      10,079,042        9,834,500
                                                                                            --------------   --------------
                                                                                               144,586,799      133,895,449

Other Telecom-                                  Pacific Coin:
munications--      NR++     NR++     3,916,364     Acquisition Term, due 12/31/2003              3,901,684        3,916,364
0.3%               NR++     NR++     2,139,344     Term A, due 12/31/2002                        2,132,188        2,139,344
                   NR++     NR++     2,715,625     Term B, due 12/31/2004                        2,706,141        2,715,625
                                                                                            --------------   --------------
                                                                                                 8,740,013        8,771,333

Packaging--0.4%    NR++     NR++     4,339,286  Graham Packaging, Term D, due 1/31/2007          4,339,286        4,323,013
                   NR++     BB       3,712,500  Huntsman Packaging Corp., Term B, due
                                                6/30/2006                                        3,708,967        3,680,016
                   NR++     B1       4,875,189  Ivex Packaging Corp., Term B, due
                                                10/02/2004                                       4,869,876        4,799,014
                                                                                            --------------   --------------
                                                                                                12,918,129       12,802,043

Paging--0.5%                                    MobileMedia Corp.:
                   NR++     Caa      6,177,930     Term A, due 6/30/2002                         6,156,873        5,807,255
                   NR++     Caa      1,747,400     Term B, due 6/30/2003                         1,742,624        1,642,556
                   NR++     Ba3      8,142,667  PageNet Finance, Inc., Revolving Credit,
                                                due 12/31/2004                                   8,142,666        7,888,208
                                                                                            --------------   --------------
                                                                                                16,042,163       15,338,019

Paper--7.7%        NR++     NR++     6,500,000  Cellular Tissue, Term C, due 3/24/2005           6,500,000        6,500,000
                   BB       Ba3      4,663,030  Crown Paper Co., Term B, due 8/22/2003           4,623,571        4,639,715
                   BB       Ba3     35,000,000  Jefferson Smurfit Company/Container Corp.
                                                of America, Term B, due 3/24/2006               35,000,000       34,628,125
                   NR++     NR++     5,000,000  Le Groupe Forex, Term B, due 6/30/2005           4,994,040        4,906,250
                   NR++     NR++    25,000,000  Paper Acquisition, Term, due 6/08/2001          24,967,642       24,687,500
                   NR++     NR++     6,500,000  Repap Brunswick, Term B, due 6/01/2004           6,515,000        6,337,500
                                                Riverwood International Corp.:
                   B+       B1       5,620,011     Term A, due 2/28/2003                         5,461,966        5,472,486
                   B+       B1      66,465,370     Term B, due 2/28/2004                        65,775,753       65,302,226
                   B+       B1      25,602,280     Term C, due 8/31/2004                        25,327,682       25,154,240
                                                Stone Container Corp.:
                   NR++     Ba3     27,878,817     Term B, due 4/01/2000                        27,926,230       27,687,149
                   NR++     Ba3     19,811,143     Term C, due 10/01/2000                       19,796,896       19,674,940
                   NR++     Ba3     19,038,243     Term E, due 10/01/2003                       19,192,577       18,907,353
                                                Stronghaven:
                   NR++     NR++     9,352,586     Term B, due 5/15/2004                         9,352,586        9,352,586
                   NR++     NR++     1,705,714     Term C, due 5/15/2004                         1,705,714        1,705,714
                                                                                            --------------   --------------
                                                                                               257,139,657      254,955,784



Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Printing &                                      21st Century:
Publishing--2.7%   NR++     B3     $   214,286     Revolving Credit, due 9/15/2003          $      214,286   $      214,286
                   NR++     B3       5,460,000     Term A, due 9/15/2003                         5,460,000        5,460,000
                   NR++     B1      14,985,000  Advanstar Communications, Term B, due
                                                4/30/2005                                       14,970,983       14,928,806
                   NR++     NR++     8,375,000  Journal Register Co., Term B, due
                                                9/30/2006                                        8,364,895        8,333,125
                   NR++     Ba3      9,925,000  Morris Communications, Term B, due
                                                6/30/2005                                        9,908,441        9,862,969
                                                Primedia Inc.:
                   NR++     Ba3      9,280,000     Revolving Credit, due 12/31/2000              9,280,000        9,071,200
                   NR++     Ba3      4,000,000     Term 2, due 6/30/2004                         4,000,000        3,920,000
                   NR++     Ba3      4,000,000     Term 3, due 12/31/2000                        4,000,000        3,910,000
                                                RH Donnolley Inc.:
                   NR++     NR++     3,364,563     Term B, due 12/05/2005                        3,361,366        3,322,505
                   NR++     NR++     3,867,312     Term C, due 12/05/2006                        3,863,608        3,818,971
                                                Ziff-Davis Inc.:
                   NR++     Ba2      5,000,000     Term A, due 3/31/2005                         4,991,735        4,834,375
                   NR++     Ba2     22,500,000     Term B, due 3/31/2006                        22,478,544       21,698,437
                                                                                            --------------   --------------
                                                                                                90,893,858       89,374,674

Restaurants--                                   AFC Enterprises:
0.4%               NR++     Ba3      6,000,000     Acquisition Term, due 6/30/2002               6,000,000        5,895,000
                   NR++     Ba3        400,000     Revolving Credit, due 6/30/2002                 400,000          393,000
                   NR++     Ba3      3,540,000     Term, due 6/30/2002                           3,526,691        3,478,050
                   NR++     Ba3      4,475,295  Shoney's, Inc., Term B, due 4/30/2002            4,475,295        4,475,295
                                                                                            --------------   --------------
                                                                                                14,401,986       14,241,345

Retail             NR++     NR++     5,750,000  Advance Store, Term B, due 4/15/2006             5,741,877        5,692,500
Specialty--0.4%    NR++     NR++     2,451,923  Murray's Discount Auto Stores, Term, due
                                                6/30/2003                                        2,451,923        2,451,923
                   NR++     Ba2      3,962,500  Travel Centers of America, Term B, due
                                                3/27/2005                                        3,962,500        3,962,500
                                                                                            --------------   --------------
                                                                                                12,156,300       12,106,923

Satellite                                       Iridium Operating LLC:
Telecommunica-     B2       B2         718,158     Revolving Credit, due 12/31/1998                718,159          702,000
tions--0.2%        B2       B2       5,219,949     Term, due 12/31/1998                          5,216,379        5,138,593
                                                                                            --------------   --------------
                                                                                                 5,934,538        5,840,593

Textiles/Mill                                   Joan Fabrics:
Products--0.5%     NR++     NR++     3,183,033     Term B, due 6/30/2005                         3,178,837        3,139,266
                   NR++     NR++     1,653,780     Term C, due 6/30/2006                         1,651,549        1,639,310
                   NR++     NR++    10,447,500  Tartan Textiles, Term B, due 5/01/2005          10,422,921       10,369,144
                                                                                            --------------   --------------
                                                                                                15,253,307       15,147,720


Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face                  Senior Secured
Industries        Rating   Rating      Amount         Floating Rate Loan Interests*                Cost            Value
Transportation     NR++     Ba3    $13,674,324  Atlas Freighter Leasing I, Term, due
Services--1.1%                                  5/29/2004                                   $   13,667,418   $   13,469,209
                   NR++     Ba3     13,674,324  Atlas Freighter Leasing II, Term, due
                                                5/29/2004                                       13,665,594       13,469,209
                   NR++     NR++     7,462,500  North American Van Lines, Term B, due
                                                3/30/2006                                        7,453,743        7,429,852
                   BB-      Ba3      3,228,713  Petro Shopping Centers, Term B, due
                                                12/31/2003                                       3,222,326        3,196,426
                                                                                            --------------   --------------
                                                                                                38,009,081       37,564,696

Wired              NR++     Ba2     17,187,500  Flag Ltd., Term, due 1/30/2005                  17,187,500       17,187,500
Telecommunica-
tions--0.5%

Wireless                                        Cellular, Inc.:
Telecommunica-     NR++     B1      13,985,692     Term B, due 9/30/2006                        13,976,121       13,933,246
tions--6.8%        NR++     B1       8,130,081     Term C, due 3/31/2007                         8,111,012        8,099,593
                   NR++     B1      22,764,227     Term D, due 9/30/2007                        22,710,497       22,678,861
                   NR++     NR++    25,000,000  Cox Communications, Inc., Term B, due
                                                12/31/2006                                      24,941,323       24,734,375
                   NR++     B1      40,000,000  Nextel Communications, Inc., Term B, due
                                                9/30/2006                                       39,952,991       38,675,000
                                                Omnipoint Communications Corp.:
                   BB-      Ba2      6,777,409     Term A, due 2/17/2006                         6,771,098        6,235,216
                   BB-      Ba2      1,934,234     Term B, due 2/17/2006                         1,932,433        1,779,495
                   BB-      Ba2     43,531,250     Term C, due 2/17/2006                        43,531,250       40,048,750
                   NR++     NR++    15,000,000  PowerTel PCS, Inc., Term, due 3/04/2001         15,000,000       14,850,000
                   NR++     NR++    15,000,000  TeleCorp PCS, Term B, due 1/15/2008             14,970,778       14,700,000
                   NR++     NR++    10,000,000  Triton PCS, Term B, due 4/30/2007                9,976,944        9,800,000
                   NR++     NR++    10,000,000  Western PCS, Term B, due 6/30/2007               9,980,625        9,862,500
                   B+       B2      20,000,000  Western Wireless Corp., Term B, due
                                                3/31/2005                                       20,000,000       19,862,500
                                                                                            --------------   --------------
                                                                                               231,855,072      225,259,536

                                                Total Senior Secured Floating Rate
                                                Loan Interests--83.4%                        2,820,828,925    2,774,332,501

                                      Shares
                                       Held           Warrants & Agreements
Cable TV Services--0.0%                    707  Classic Cable, Inc. (Warrants)(a)                        0                0

Drilling--0.0%                          12,250  Rigco North America (Warrants)(a)                        0                0

General Merchandise Stores--0.1%     2,288,402  Just For Feet, Inc. (Agreement)(b)               2,288,402        2,288,402

                                                Total Investments in Warrants &
                                                Agreements--0.1%                                 2,288,402        2,288,402



Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998


SCHEDULE OF INVESTMENTS (concluded)
                                        Face
                                       Amount             Short-Term Securities                    Cost            Value
Commercial                        $ 24,000,000  Block Financial, 5.23% due 1/22/1999        $   23,818,693   $   23,818,693
Paper**--15.2%                      20,000,000  CSW Credit, Inc., 5.40% due 1/14/1999           19,868,000       19,868,000
                                                Ciesco, L.P.:
                                    40,000,000     5.35% due 1/08/1999                          39,774,111       39,774,111
                                    40,000,000     5.17% due 1/19/1999                          39,718,522       39,718,522
                                                du Pont (E.I.) de Nemours & Co.:
                                    25,000,000     5.28% due 1/07/1999                          24,864,333       24,864,333
                                    50,000,000     5.17% due 1/08/1999                          49,727,139       49,727,139
                                    40,000,000  General Electric Capital Corp., 5.06%
                                                due 12/04/1998                                  39,983,133       39,983,133
                                    98,190,000  General Motors Acceptance Corp., 5.50%
                                                due 12/01/1998                                  98,190,000       98,190,000
                                    20,000,000  International Lease Finance Corp., 5.125%
                                                due 12/07/1998                                  19,982,917       19,982,917
                                    52,000,000  Paacar Financial Corp., 4.85% due
                                                12/18/1998                                      51,880,906       51,880,906
                                    50,000,000  Rank Xerox Capital (Europe) PLC, 5.15%
                                                due 12/08/1998                                  49,949,931       49,949,931
                                    30,000,000  Republic Industries, Inc., 5.35% due
                                                1/04/1999                                       29,848,417       29,848,417
                                    17,330,000  Toys 'R' Us, Inc., 5.18% due 12/10/1998         17,307,558       17,307,558
                                                                                            --------------   --------------
                                                                                               504,913,660      504,913,660

US Government                       30,000,000  Federal Home Loan Mortgage Corp., 4.80%
Agency Obligations**--0.9%                      due 12/10/1998                                  29,964,000       29,964,000

                                                Total Investments in Short-Term
                                                Securities--16.1%                              534,877,660      534,877,660

Total Investments--99.6%                                                                    $3,357,994,987    3,311,498,563
                                                                                            ==============
Other Assets Less Liabilities--0.4%                                                                              14,357,016
                                                                                                             --------------
Net Assets--Equivalent to $9.84 Per Share Based on 338,017,819 Shares Outstanding--100.0%                    $3,325,855,579
                                                                                                             ==============



(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and numbers of shares are subject to adjustment under certain conditions until the expiration date.
(b)Represents an obligation by Just for Feet, Inc. to pay an amount to the Fund on April 30, 2002, contingent upon the earnings before income taxes and depreciation of Just for Feet, Inc. as of January 31, 2002.
 ++Not Rated.
  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate.
 **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.



Merrill Lynch Senior Floating Rate Fund, Inc.
November 30, 1998



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
R. Douglas Henderson, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863